CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Apr. 30, 2011	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Revenues {1}
Oil and Gas Revenues	$ 2,820,731	$ 374,739	$ 96,956	$ 388,674	$ 5,264,267	$ 1,045,264	$ 1,757,444
Costs and Operating Expenses
Oil and gas production costs	291,182	216,908	0	0	646,905	592,163	0
Oil and gas production taxes	130,944	17,296	4,468	18,428	243,620	49,921	82,995
Lease operating expenses	0	0	71,656	173,310	0	0	785,959
Depreciation, depletion and amortization	917,116	117,267	2,778	89,376	1,657,386	293,102	506,786
Accretion expense	13,906	4,763	3,732	5,547	37,183	14,287	20,906
General and administrative expenses (including $944,681 and $95,897, respectively, in share-based compensation)	1,611,318	671,438	6,000	428,575	4,678,581	1,825,937	2,392,645
Total Costs and Operating Expenses	2,964,466	1,027,672	88,634	715,236	7,263,675	2,775,410	3,789,291
Income (Loss) from Operations	0	0	8,322	(326,562)	0	0	(2,031,847)
Other Income (Expense)
Gain on derivative put options	0	53,224	0	73,946	0	146,632	276,736
Gain on change in value of Ring Energy, Inc., common stock	0	0	0	160,000	0	0	0
Non-refundable transaction fee	0	0	0	250,000	0	0	0
Interest income	12,242	2,248	0	0	12,242	2,248	4,309
Interest expense	0	(33,992)	0	(94,219)	0	(221,838)	(218,805)
Net Other Expense	12,242	21,480	0	0	12,242	(72,958)	0
Other Income, net	0	0	0	389,727	0	0	62,240
Income (Loss) Before Provision for Income Taxes	0	0	8,322	63,165	0	0	(1,969,607)
Benefit from Income Taxes	0	0	0	0	0	0	300,324
Net Income (Loss)	$ (131,493)	$ (631,453)	$ 8,322	$ 63,165	$ (1,987,166)	$ (1,803,104)	$ (1,669,283)
Basic and Diluted Earnings (Loss) per Share	$ 0.00	$ 0.00	$ 0.00	$ 0.01	$ 0.00	$ 0.00	$ (0.21)
Basic Loss per Share	$ (0.01)	$ (0.06)	$ 0.00	$ 0.00	$ (0.13)	$ (0.29)	$ 0.00
Diluted Loss per Share	$ 0.01	$ (0.06)	$ 0.00	$ 0.00	$ (0.13)	$ (0.29)	$ 0.00